Related party transactions - Additional Information (Details) - EUR (€) € in Thousands	1 Months Ended
	Sep. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Provision for attendance fees		€ 305	€ 274	€ 216
Amounts payable, related party transactions		4,871
Novo Nordisk A/S
Disclosure of transactions between related parties [Line Items]
Amounts payable, related party transactions		€ 0	€ 588	13,050
AstraZeneca
Disclosure of transactions between related parties [Line Items]
Amounts payable, related party transactions				€ 756
BPI France
Disclosure of transactions between related parties [Line Items]
Total borrowings	€ 1,500
Borrowing maturity	5 years